SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Income Fund
(the "Fund")

Supplement dated April 13, 2023
to the Class F Prospectus dated January 31, 2023, as amended February 17, 2023 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Secondary Benchmark Index of the Fund

In the Fund Summary for the Fund, under the heading titled "Performance Information," under the sub-heading titled "Average Annual Total Returns (for the periods ended December 31, 2022)," the first paragraph thereunder is hereby deleted and replaced with the following:

This table compares the Fund's average annual total returns to those of a broad-based index and a secondary Blended Benchmark index, which consists of the Bloomberg U.S. Aggregate Bond Index (45%), the ICE BofA U.S. High Yield Constrained Index (40%) and the MSCI All Country World Index (Net) (15%). The Blended Benchmark is designed to provide a useful comparison to the Fund's overall performance and more accurately reflects the Fund's investment strategy than the broad-based index.

In addition, under the same sub-heading, the table thereunder is hereby deleted and replaced with the following:
Multi-Asset Income Fund — Class F	1 Year	5 Years	10 Years	Since Inception (4/9/2012)
Return Before Taxes	-13.12%	1.28%	3.46%	4.14%
Return After Taxes on Distributions	-15.15%	-0.34%	1.53%	2.20%
Return After Taxes on Distributions and Sale of Fund Shares	-7.73%	0.35%	1.83%	2.38%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	-13.01%	0.02%	1.06%	1.29%
Blended 45% Bloomberg U.S. Aggregate Bond Index/ 40% ICE BofA U.S. High Yield Constrained Index/ 15% MSCI All Country World Index (Net) (reflects no deduction for fees, expenses or taxes)	-12.97%	1.81%	3.36%	3.73%
Blended 45% Bloomberg U.S. Aggregate Bond Index/ 40% ICE BofA U.S. High Yield Constrained Index/ 15% S&P 500 Index (reflects no deduction for fees, expenses or taxes)^	-12.90%	2.44%	4.02%	4.33%

^  As of April 13, 2023, the 15% component of the Fund's blended benchmark was changed from the S&P 500 Index to the MSCI All Country World Index (Net). The Adviser believes that this revised blended benchmark is a better comparison of the Fund's performance.

In addition, under the section titled "More Information about the Funds' Benchmark Indexes," the following paragraph is hereby added in the appropriate alphabetical order thereof:

The MSCI All Country World (Net) Index is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world. The MSCI ACWI is maintained by Morgan Stanley Capital International and is comprised of stocks from 23 developed countries and 24 emerging markets.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1440 (4/23)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Income Fund
(the "Fund")

Supplement dated April 13, 2023
to the Class Y Prospectus dated January 31, 2023, as amended February 17, 2023 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Secondary Benchmark Index of the Fund

In the Fund Summary for the Fund, under the heading titled "Performance Information," under the sub-heading titled "Average Annual Total Returns (for the periods ended December 31, 2022)," the first paragraph thereunder is hereby deleted and replaced with the following:

This table compares the Fund's average annual total returns to those of a broad-based index and a secondary Blended Benchmark index, which consists of the Bloomberg U.S. Aggregate Bond Index (45%), the ICE BofA U.S. High Yield Constrained Index (40%) and the MSCI All Country World Index (Net) (15%). The Blended Benchmark is designed to provide a useful comparison to the Fund's overall performance and more accurately reflects the Fund's investment strategy than the broad-based index.

In addition, under the same sub-heading, the table thereunder is hereby deleted and replaced with the following:
Multi-Asset Income Fund*	1 Year	5 Years	10 Years	Since Inception (4/9/2012)
Return Before Taxes	-13.13%	1.36%	3.53%	4.20%
Return After Taxes on Distributions	-15.19%	-0.30%	1.57%	2.23%
Return After Taxes on Distributions and Sale of Fund Shares	-7.73%	0.39%	1.87%	2.42%
Bloomberg U.S. Aggregate Bond Index Return
(reflects no deduction for fees, expenses or taxes)	-13.01%	0.02%	1.06%	1.29%
Blended 45% Bloomberg U.S. Aggregate Bond Index/ 40% ICE BofA U.S. High Yield Constrained Index/ 15% MSCI All Country World Index (Net) (reflects no deduction for fees, expenses or taxes)	-12.97%	1.81%	3.36%	3.73%
Blended 45% Bloomberg U.S. Aggregate Bond Index/ 40% ICE BofA U.S. High Yield Constrained Index/ 15% S&P 500 Index (reflects no deduction for fees, expenses or taxes)^	-12.90%	2.44%	4.02%	4.33%

*  The Fund's Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

^  As of April 13, 2023, the 15% component of the Fund's blended benchmark was changed from the S&P 500 Index to the MSCI All Country World Index (Net). The Adviser believes that this revised blended benchmark is a better comparison of the Fund's performance.

In addition, under the section titled "More Information about the Funds' Benchmark Indexes," the following paragraph is hereby added in the appropriate alphabetical order thereof:

The MSCI All Country World (Net) Index is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world. The MSCI ACWI is maintained by Morgan Stanley Capital International and is comprised of stocks from 23 developed countries and 24 emerging markets.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1441 (4/23)